Fathom OpCo Predecessor Period Acquisitions - Incodema and Newchem - Summary of Total Purchase Consideration Transferred (Details) $ in Thousands	Jul. 27, 2020 USD ($)
Incodema LLC [Member]
Business Acquisition [Line Items]
Cash	$ 30,948
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	920
Contingent consideration	8,696
Fair value of total consideration transferred	40,564
Newchem, LLC [Member]
Business Acquisition [Line Items]
Cash	6,320
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	183
Fair value of total consideration transferred	6,503
Incodema, LLC and Newchem, LLC [Member]
Business Acquisition [Line Items]
Cash	37,268
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	1,103
Contingent consideration	8,696
Fair value of total consideration transferred	$ 47,067